One Tabor Center, Suite 3000
                                                  1200 Seventeenth Street
Philip A. Feigin                              Denver, Colorado 80202-5855
Attorney at Law                                  Telephone   303.623.9000
303.628.9509                                             Fax 303.623.9222
pfeigin@rothgerber.com                                 www.rothgerber.com


              Denver * Colorado Springs * Cheyenne * Casper

                                                             497(j)
                              April 1, 2003

U.S. Securities and Exchange Commission
450 5th St., N.W.
Washington, D.C. 20549

RE:  Choice Funds

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), on behalf of Choice Funds (the "Registrant"), the undersigned hereby certifies as follows:

1.   This filing is made pursuant to Rule 497(j) under the 1933 Act on
behalf of the Registrant.   The Registrant's 1933 Act Registration No. is
333-83419; the Registrant's 1940 Act File No. 811-09485.

2. There are no changes to the Prospectus and Statement of Additional Information from the form of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 12 ("PEA 12") on March 31, 2003, pursuant to Rule 485(b) under the 1933 Act for the following fund:

               Choice Market Neutral Fund.

3.   The text of PEA 12 has been filed electronically.

                                   Respectfully,

                                   ROTHGERBER JOHNSON & LYONS LLP

                                   /s/ Philip A. Feigin

                                   Philip A. Feigin
Enclosure
cc:  Choice Funds